Schedule of Warrant Liability Black-Scholes Model (Details)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 12, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	$ 80,514	$ 1,659,468
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability		1,659,468	$ 5,161,574
Fair value of warrant liability	$ 80,514	$ 1,659,468
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.0426	0.0412
Warrants and rights outstanding, measurement input	4.74	4.26
Measurement Input Expected Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		1.1258	1.1273
Warrants and rights outstanding, measurement input	134.17	112.58
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		4.78	5.0
Warrants and rights outstanding, measurement input	4.03	4.78
Measurement Input Expected Dividend Yield [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input
Warrants and rights outstanding, measurement input